SHARE-BASED PAYMENTS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2022 Share	Aug. 31, 2022 Share	Mar. 31, 2022 Share	Dec. 31, 2024 CAD ($) Share shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised | Share	(85,000)	(85,000)	(75,000)	(1,470,000)
Expired | Share				(2,570,000)
0-0.70 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | shares				11,356,000	10,831,000
Granted | shares				7,340,000	550,000
Exercised | shares				(1,470,000)	0
Expired | shares				(2,570,000)	(25,000)
Closing balance | shares				14,656,000	11,356,000
Weighted average remaining contractual life (years)				2 years 10 months 20 days	2 years 14 days
Vested and exercisable | $				11,291,000	11,356,000
Unvested | $				3,365,000	0
Weighted average exercise price of share options outstanding opening balance				$ 0.58	$ 0.59
Weighted average exercise price of share options granted				0.42	0.5
Weighted average exercise price of share options exercised in share-based payment arrangement				0.17
Weighted average exercise price of share options expired				0.36	0.7
Weighted average exercise price of share options outstanding closing balance				0.62	0.58
Weighted average exercise price of share options vested and exercisable				0.56	0.53
Weighted average exercise price of stock options unvested				0.4
0-0.70 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range				0	0
0-0.70 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price range				$ 0.7	$ 0.7